INVESTMENT IN FINANCE LEASE (Details) $ in Thousands	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel
Vessels Accounted for as Sales Type Leases [Abstract]
Number of vessels leased to third parties on time charter classified as investment in finance lease (in vessels) | vessel	1	1
Components of the investment in sales-type leases [Abstract]
Net minimum lease payments receivable		$ 11,651
Sales-type Lease, Residual Value of Leased Asset	$ 10,822
Estimated residual values of leased property (unguaranteed)		10,821
Less: finance lease interest income		(690)
Total investment in sales-type lease	10,979
Total investment in sales-type lease		21,782
Current portion	157
Current portion		10,803
Long-term portion	10,822
Long-term portion		$ 10,979
Future minimum gross revenues [Abstract]
2020	157
2021	0
2022	0
2023	0
2024	0
Thereafter	0
Total minimum future gross revenues	$ 157